UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Flexible Investment Income Fund (JPW)
April 30, 2014

Shares	Description (1)					Value
	LONG-TERM INVESTMENTS - 137.9% (99.2% of Total Investments)
	COMMON STOCKS - 21.8% (15.7% of Total Investments)
	Automobiles - 0.9%
38,700	Ford Motor Company					$ 625,005
	Banks - 0.7%
10,100	Citigroup Inc.					483,891
	Capital Markets - 7.4%
55,800	Ares Capital Corporation					958,086
40,700	Arlington Asset Investment Corporation					1,076,515
14,400	Hercules Technology Growth Capital, Inc.					196,992
56,528	Medley Capital Corporation					737,125
67,800	PennantPark Floating Rate Capital Inc.					942,420
42,125	TCP Capital Corporation					682,004
51,600	TriplePoint Venture Growth Business Development Company Corporation					784,320
	Total Capital Markets					5,377,462
	Communications Equipment - 0.7%
44,200	Ericsson LM Telefonaktiebolaget					529,958
	Energy Equipment & Services - 0.2%
20,550	McDermott International Inc., (2)					148,577
	Food & Staples Retailing - 0.6%
55,600	Metro AG, (4)					444,055
	Hotels, Restaurants & Leisure - 0.8%
16,700	Norwegian Cruise Line Holdings Limited, (2)					547,259
	Insurance - 2.7%
10,600	American International Group, Inc.					563,178
7,400	Aspen Insurance Holdings Limited					338,772
9,700	Endurance Specialty Holdings Limited					492,954
25,053	Selective Insurance Group Inc.					574,716
	Total Insurance					1,969,620
	Life Sciences Tools & Services - 0.8%
4,965	Bio-Rad Laboratories Inc., (2)					611,738
	Machinery - 1.1%
17,075	Woodward Governor Company					765,472
	Media - 0.7%
35,700	National CineMedia, Inc.					542,283
	Oil, Gas & Consumable Fuels - 3.3%
22,600	Energy Transfer Equity LP					1,052,934
29,800	LinnCo LLC					821,288
9,200	Tesoro Corporation					517,868
	Total Oil, Gas & Consumable Fuels					2,392,090
	Pharmaceuticals - 0.4%
15,500	Phibro Animal Health Corporation, Class A Shares, (2)					273,730
	Real Estate - 0.8%
46,200	Hannon Armstrong Sustainable Infrastructure Capital Inc.					610,764
	Semiconductors & Equipment - 0.7%
21,900	Microsemi Corporation, (2)					515,087
	Total Common Stocks (cost $15,719,007)					15,836,991

Shares	Description (1)		Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES - 0.4% (0.3% of Total Investments)
	Real Estate - 0.4%
11,100	American Homes 4 Rent		5.000%		N/R	$ 268,620
	Total Convertible Preferred Securities (cost $277,497)					268,620

Shares	Description (1)		Coupon		Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 92.7% (66.7% of Total Investments)
	Banks - 10.8%
6,600	AgriBank FCB, (8)		6.875%		A-	$ 687,638
29,660	Boston Private Financial Holdings Inc.		6.950%		N/R	701,459
18,100	Citigroup Inc.		7.125%		BB+	491,415
19,300	City National Corporation		6.750%		BBB-	533,645
6,100	Fifth Third Bancorp.		6.625%		BBB-	162,016
18,900	First Horizon National Corporation		6.200%		Ba3	438,480
7,371	First Niagara Finance Group		8.625%		BB+	213,980
26,626	FNB Corporation		7.250%		Ba3	711,953
24,873	Private Bancorp Incorporated		7.125%		N/A	631,277
13,000	Regions Financial Corporation		6.375%		BB	312,780
7,700	Regions Financial Corporation, (2)		6.375%		B1	191,345
36,003	Taylor Capital Group		8.000%		N/R	977,481
12,697	TCF Financial Corporation		7.500%		BB	334,058
7,790	TCF Financial Corporation		6.450%		BB	193,192
30,000	Texas Capital Bancshares		6.500%		BB+	716,700
22,143	Webster Financial Corporation		6.400%		Ba1	532,539
	Total Banks					7,829,958
	Capital Markets - 14.2%
20,000	Affiliated Managers Group Inc.		6.375%		BBB	496,600
29,640	Allied Capital Corporation		6.875%		BBB	730,626
31,400	Apollo Investment Corporation		6.875%		BBB	763,962
6,844	Apollo Investment Corporation		6.625%		BBB	165,556
500	Arlington Asset Investment Corporation		6.625%		N/R	12,000
36,417	BGC Partners Inc.		8.125%		BBB-	985,808
39,444	Fifth Street Finance Corporation		6.125%		BBB-	952,573
2,100	Fifth Street Finance Corporation		5.875%		BBB-	51,450
15,212	Hercules Technology Growth Capital Incorporated		7.000%		N/R	393,839
14,269	Hercules Technology Growth Capital Incorporated		7.000%		N/A	364,145
5,200	JMP Group Inc.		7.250%		N/R	131,300
28,576	Ladenburg Thalmann Financial Services Inc.		8.000%		N/R	637,816
5,655	Medley Capital Corporation		6.125%		N/R	139,396
24,600	Morgan Stanley		7.125%		BB+	671,580
43,543	MVC Capital Incorporated		7.250%		N/A	1,120,797
26,045	Oxford Lane Capital Corporation		7.500%		N/R	627,424
26,050	Saratoga Investment Corporation		7.500%		N/R	653,595
30,000	Solar Capital Limited		6.750%		BBB-	715,800
30,295	Triangle Capital Corporation		6.375%		N/A	757,375
	Total Capital Markets					10,371,642
	Consumer Finance - 1.3%
20,000	Discover Financial Services		6.500%		BB	504,000
15,150	GMAC Capital Trust I		8.125%		B	416,474
1,045	SLM Corporation, Series A		6.970%		N/R	51,644
	Total Consumer Finance					972,118
	Diversified Financial Services - 4.1%
1,461	Intl FCStone Inc.		8.500%		N/R	37,402
23,936	KCAP Financial Inc.		7.375%		N/A	626,644
36,145	KKR Financial Holdings LLC		7.375%		BBB	916,276
29,075	Main Street Capital Corporation		6.125%		N/R	717,862
26,818	PennantPark Investment Corporation		6.250%		BBB-	662,405
	Total Diversified Financial Services					2,960,589
	Diversified Telecommunication Services - 1.2%
26,300	Qwest Corporation		7.500%		BBB-	701,684
5,274	Qwest Corporation		7.375%		BBB-	140,869
	Total Diversified Telecommunication Services					842,553
	Food Products - 1.1%
30,300	CHS Inc., (2)		7.100%		N/A	836,886
	Health Care Providers & Services - 1.2%
31,600	Adcare Health Systems Inc.		10.875%		N/R	861,732
	Household Durables - 0.7%
20,000	Pitney Bowes Incorporated		6.700%		BBB	525,600
	Insurance - 10.9%
21,038	Argo Group US Inc.		6.500%		BBB-	497,338
34,653	Aspen Insurance Holdings Limited		7.250%		BBB-	918,998
3,720	Aspen Insurance Holdings Limited		7.401%		BBB-	97,762
15,504	Axis Capital Holdings Limited		6.875%		BBB	400,468
19,065	Endurance Specialty Holdings Limited		7.500%		BBB-	501,600
17,148	Hanover Insurance Group		6.350%		Ba1	409,323
9,600	Hospitality Properties Trust		7.125%		Baa3	247,680
31,000	Kemper Corporation		7.375%		Ba1	797,940
25,350	Kite Realty Group Trust		8.250%		N/A	661,382
22,100	Maiden Holdings NA Limited		7.750%		BBB-	566,202
20,397	Maiden Holdings NA Limited		8.250%		BBB-	533,789
15,000	Maiden Holdings NA Limited		8.000%		BBB-	387,300
13,175	Pebblebrook Hotel Trust		8.000%		N/A	343,341
8,844	Penn Real Estate		7.375%		N/A	225,522
26,375	Selective Insurance Group		5.875%		BBB+	626,143
28,574	Sunstone Hotel Investors Inc.		8.000%		N/A	741,495
	Total Insurance					7,956,283
	Marine - 2.8%
8,400	Costamare Inc.		8.500%		N/R	214,368
24,024	Costamare Inc.		7.625%		N/R	594,114
1,790	International Shipholding Corporation		9.000%		N/R	187,055
2,700	Navios Maritime Holdings Inc.		8.750%		N/R	67,905
31,200	Seaspan Corporation		8.250%		N/R	803,712
6,200	Seaspan Corporation		6.375%		N/A	155,992
	Total Marine					2,023,146
	Oil, Gas & Consumable Fuels - 6.9%
10,900	Atlas Pipeline Partners LP, (2)		8.250%		CCC+	280,675
8,000	Callon Petroleum Company		10.000%		N/R	415,680
15,900	Legacy Reserves LP		8.000%		N/R	399,885
16,379	Magnum Hunter Resources Corporation		8.000%		N/A	811,416
9,430	Miller Energy Resources Inc.		10.500%		N/A	230,564
30,000	Nustar Logistics Limited Partnership		7.625%		Ba2	798,300
38,939	Teekay Offshore Partners LP		7.250%		N/R	1,000,343
16,000	Tsakos Energy Navigation Limited		8.875%		N/R	400,480
26,425	Vanguard Natural Resources LLC		7.875%		N/R	689,693
	Total Oil, Gas & Consumable Fuels					5,027,036
	Real Estate - 32.0%
27,675	AG Mortgage Investment Trust		8.000%		N/A	663,647
2,150	American Homes 4 Rent, WI/DD, (2), (8)		5.500%		N/R	53,750
18,775	American Realty Capital Properties Inc.		6.700%		N/A	442,527
21,425	Annaly Capital Management		7.625%		N/A	535,625
18,900	Annaly Capital Management		7.500%		N/R	465,696
19,890	Apollo Commercial Real Estate Finance		8.625%		N/A	510,974
27,000	Apollo Residential Mortgage Inc.		8.000%		N/A	642,600
26,525	Arbor Realty Trust Incorporated		8.250%		N/R	666,043
14,213	Ashford Hospitality Trust Inc.		9.000%		N/A	385,030
8,800	Campus Crest Communities		8.000%		N/R	226,600
19,800	CBL & Associates Properties Inc.		7.375%		BB	503,910
35,000	Cedar Shopping Centers Inc., Series A		7.250%		N/A	888,300
25,760	Chesapeake Lodging Trust		7.750%		N/A	676,200
3,478	Colony Financial Inc.		8.500%		N/R	91,367
6,248	CommomWealth REIT		7.250%		Ba1	160,948
20,000	Coresite Realty Corporation		7.250%		N/A	507,200
37,273	Corporate Office Properties Trust		7.375%		BB	962,016
10,400	CYS Invsetments Inc.		7.750%		N/A	250,640
28,336	Digital Realty Trust Inc.		7.375%		Baa3	719,734
37,708	Dupont Fabros Technology		7.875%		Ba2	974,375
23,613	Dynex Capital inc.		8.500%		N/A	587,019
10,000	EPR Properties Inc.		6.625%		Baa3	234,700
13,286	First Potomac Realty Trust		7.750%		N/R	339,590
25,775	Inland Real Estate Corporation		8.125%		N/R	687,162
26,285	Invesco Mortgage Capital Inc.		7.750%		N/A	638,988
19,190	MFA Financial Inc.		8.000%		N/A	483,588
20,164	MFA Financial Inc.		7.500%		N/A	488,977
20,925	Northstar Realty Finance Corporation		8.875%		N/A	538,819
24,048	Northstar Realty Finance Corporation		8.250%		N/R	602,643
10,000	Pebblebrook Hotel Trust		7.875%		N/A	256,600
17,725	Penn Real Estate Investment Trust		8.250%		N/A	463,332
30,850	Rait Financial Trust		7.750%		N/R	744,719
21,600	Rait Financial Trust		7.625%		N/R	537,408
41,023	Retail Properties of America		7.000%		N/A	1,031,318
20,000	Sabra Health Care Real Estate Investement Trust		7.125%		B2	509,200
20,984	Senior Housing Properties Trust		5.625%		BBB-	475,497
7,368	STAG Industrial Inc.		9.000%		BB	200,115
13,829	STAG Industrial Inc.		6.625%		BB	335,492
13,300	Strategic Hotel Capital Inc., Series B		8.250%		N/R	337,288
31,295	Strategic Hotel Capital Inc., Series C		8.250%		N/R	795,832
26,919	Summit Hotel Properties Inc.		7.875%		N/A	697,740
10,282	UMH Properties Inc.		8.250%		N/R	272,267
19,113	Urstadt Biddle Properties		7.125%		N/A	472,664
28,111	Winthrop Realty Trust Inc.		9.250%		N/R	770,523
17,600	Winthrop Realty Trust Inc.		7.750%		N/A	459,888
	Total Real Estate					23,288,551
	Real Estate Management & Development - 0.9%
25,900	Kennedy-Wilson Inc.		7.750%		BB-	652,421
	Thrifts & Mortgage Finance - 2.2%
27,098	Astoria Financial Corporation		6.500%		BB	660,649
31,669	Everbank Financial Corporation		6.750%		N/A	774,307
6,533	Federal Agricultural Mortgage Corporation		5.875%		N/R	148,038
	Total Thrifts & Mortgage Finance					1,582,994
	U.S. Agency - 1.5%
7,950	Cobank Agricultural Credit Bank, (8)		6.125%		A-	684,197
4,000	Farm Credit Bank of Texas, 144A, (8)		6.750%		Baa1	411,875
	Total U.S. Agency					1,096,072
	Wireless Telecommunication Services - 0.9%
26,203	United States Cellular Corporation		6.950%		Baa3	664,764
	Total $25 Par (or similar) Retail Preferred (cost $66,253,006)					67,492,345

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 12.5% (9.0% of Total Investments)
	Capital Markets - 1.5%
$ 1,050	Prosepect Capital Corporation		5.875%	3/15/23	BBB	$ 1,056,923
	Commercial Services & Supplies - 2.7%
1,000	Iron Mountain Inc.		5.750%	8/15/24	B1	987,500
940	R.R. Donnelley & Sons Company		6.500%	11/15/23	BB-	989,350
1,940	Total Commercial Services & Supplies					1,976,850
	Diversified Financial Services - 1.7%
1,000	Jefferies Finance LLC Corpration, 144A		7.375%	4/01/20	B1	1,047,500
200	Jefferies Finance LLC Corpration, 144A		6.875%	4/15/22	B1	200,000
1,200	Total Diversified Financial Services					1,247,500
	Energy Equipment & Services - 0.8%
575	McDermott International Inc., 144A		8.000%	5/01/21	BB	579,313
	Oil, Gas & Consumable Fuels - 3.7%
430	Breitburn Energy Partners LP		7.875%	4/15/22	B-	465,475
1,125	DCP Midstream LLC, 144A		5.850%	5/21/43	Baa3	1,063,125
779	NuStar Logistics LP		6.750%	2/01/21	BB+	850,084
275	Vanguard Natural Resources Finance		7.875%	4/01/20	B	296,313
2,609	Total Oil, Gas & Consumable Fuels					2,674,997
	Tobacco - 0.2%
150	Vector Group Limited, 144A		7.750%	2/15/21	Ba3	160,500
	Wireless Telecommunication Services - 1.9%
1,175	Frontier Comminications Corporation		7.125%	1/15/23	Ba2	1,213,186
175	Frontier Comminications Corporation		7.625%	4/15/24	Ba2	181,781
1,350	Total Wireless Telecommunication Services					1,394,967
$ 8,874	Total Corporate Bonds (cost $8,723,338)					9,091,050

Principal
Amount (000)/
Shares	Description (1)		Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7.8% (5.6% of Total Investments)
	Banks - 3.4%
1,075	JPMorgan Chase & Company		5.150%	N/A (5)	BBB	$ 1,017,219
375	JPMorgan Chase & Company		6.750%	N/A (5)	BBB	397,500
1,000	Zions Bancorporation		7.200%	N/A (5)	BB	1,040,500
	Total Banks					2,455,219
	Capital Markets - 0.2%
75	Goldman Sachs Group Inc.		5.700%	N/A (5)	BB+	76,594
75	Morgan Stanley		5.450%	N/A (5)	BB+	75,656
	Total Capital Markets					152,250
	Insurance - 4.2%
375	Liberty Mutual Group, 144A		7.800%	3/15/37	Baa3	426,563
1,000	National Financial Services Inc.		6.750%	5/15/37	Baa2	1,020,000
675	StanCorp Financial Group Inc.		6.900%	N/A (5)	BBB-	692,105
975	XL Capital Ltd		6.500%	10/15/57	BBB	960,374
	Total Insurance					3,099,042
	Total $1,000 Par (or similar) Institutional Preferred (cost $5,529,069)					5,706,511

Shares	Description (1), (9)					Value
	INVESTMENT COMPANIES - 2.7% (1.9% of Total Investments)
13,280	AllianceBernstein Global High Income Fund					$ 197,739
9,555	Ares Dynamic Credit Allocation Fund					174,857
28,736	Cushing Royalty and Income Fund					535,926
188,685	MFS Intermediate Income Trust					1,003,804
3,031	Oxford Lane Capital Corporation					51,406
	Total Investment Companies (cost $1,916,177)					1,963,732
	Total Long-Term Investments (cost $98,418,094)					100,359,249

Principal
Amount (000)	Description (1)		Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.1% (0.8% of Total Investments)
$ 821	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $821,006, collateralized by $880,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $839,300		0.000%	5/01/14		$ 821,006
	Total Short-Term Investments (cost $821,006)					821,006
	Total Investments (cost $99,239,100) - 139.0%					101,180,255
	Borrowings - (37.8)% (6), (7)					(27,500,000)
	Other Assets Less Liabilities - (1.2)%					(913,964)
	Net Assets Applicable to Common Shares - 100%					$ 72,766,291

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Common Stocks	$ 15,392,936	$ 444,055	$ —		$ 15,836,991
	Convertible Preferred Securities	268,620	—	—		268,620
	$25 Par (or similar) Retail Preferred	65,654,885	1,837,460	—		67,492,345
	Corporate Bonds	—	9,091,050	—		9,091,050
	$1,000 Par (or similar) Institutional Preferred	—	5,706,511	—		5,706,511
	Investment Companies	1,963,732	—	—		1,963,732
	Short-Term Investments:
	Repurchase Agreements	—	821,006	—		821,006
	Total	$ 83,280,173	$ 17,900,082	$ —		$ 101,180,255

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $99,228,647.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

	Gross unrealized:
	Appreciation					$2,593,864
	Depreciation					(642,256)

	Net unrealized appreciation (depreciation) of investments					$1,951,608

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $60,154,136 have been pledged as collateral for Borrowings.

(7)	Borrowings as a percentage of Total Investments is 27.2%.

(8)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(9)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014